Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes by tax jurisdiction
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Deferred tax expense (benefit)
Ireland	$144,532	$141,364	$151,623
United States	56,650	(41,163)	(65,341)
The Netherlands	(7,470)	(8,346)	(7,453)
Other	(14,188)	14,124	22,130
	179,524	105,979	100,959
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
Ireland	1,366	1,562	—
United States	(29,147)	54,056	10,074
The Netherlands	(8,518)	12,843	13,915
Other	13,796	(13,100)	(13,922)
	(22,503)	55,361	10,067
Current tax expense (benefit)
Ireland	5,606	4,730	(99)
United States	(1,659)	3,166	39,358
The Netherlands	717	1,164	37,512
Other	3,033	3,096	2,008
	7,697	12,156	78,779
Provision for income taxes	$164,718	$173,496	$189,805

Schedule of reconciliation of statutory of income tax expense to provision for income taxes
The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017		2016		2015
Income tax expense at statutory income tax rate of 12.5%	$154,484		$150,050		$170,712

Permanent differences	23,737	(a)	29,057	(b)	29,555	(c)
Foreign rate differential	(13,503)		(5,611)		(10,462)
	10,234		23,446		19,093
Provision for income taxes	$164,718		$173,496		$189,805

(a)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

(c)
The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.

Schedule of foreign rate differential by tax jurisdiction
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (c)	(182,481)
Income from continuing operations before income tax	$1,235,872

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
United States	44,238	36.3%	23.8%	10,529
The Netherlands	37,580	25.0%	12.5%	4,698
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
Taxable income	$1,433,480			$(5,611)
Permanent differences (d)	(233,084)
Income from continuing operations before income tax	$1,200,396

	Year Ended December 31, 2015
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,190	12.5%	0.0%	$—
United States	(43,825)	36.3%	23.8%	(10,430)
The Netherlands	175,897	25.0%	12.5%	21,987
Isle of Man	181,118	0.0%	(12.5)%	(22,640)
Other	77,671	13.3%	0.8%	621
Taxable income	$1,603,051			$(10,462)
Permanent differences (e)	(237,352)
Income from continuing operations before income tax	$1,365,699

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States, the Netherlands and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

(e)
The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.

Schedule of principal components of deferred tax assets and liabilities
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2017 and 2016:

	As of December 31, 2017
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,336,757)	$1,553	$9,138	$327	$(1,325,739)
Intangibles	(4,159)	(5,341)	—	—	(9,500)
Interest expense	—	(166)	—	—	(166)
Accrued maintenance liability	(4,362)	4,055	—	—	(307)
Obligations under capital leases and debt obligations	(4,691)	—	—	—	(4,691)
Investments	—	(8,095)	—	—	(8,095)
Deferred losses on sale of assets	—	32,119	—	—	32,119
Accrued expenses	—	7,338	—	—	7,338
Valuation allowance	(2,928)	(59,983)	(18,240)	(23,707)	(104,858)
Losses and credits forward	850,774	59,260	26,047	25,731	961,812
Other	(70,042)	(2,543)	(542)	2,500	(70,627)
Net deferred income tax (liabilities) assets	$(572,165)	$28,197	$16,403	$4,851	$(522,714)

	As of December 31, 2016
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,030,901)	$(16,322)	$8,547	$(63)	$(1,038,739)
Intangibles	(6,353)	(16,242)	—	—	(22,595)
Interest expense	—	(588)	—	—	(588)
Accrued maintenance liability	(6,028)	12,810	—	—	6,782
Obligations under capital leases and debt obligations	(3,151)	—	—	—	(3,151)
Investments	—	(12,641)	—	—	(12,641)
Deferred losses on sale of assets	—	66,119	—	—	66,119
Accrued expenses	—	13,942	—	—	13,942
Valuation allowance	(1,562)	(89,130)	(26,758)	(9,911)	(127,361)
Losses and credits forward	666,214	92,215	26,759	20,693	805,881
Other	(46,133)	5,539	(4,399)	(6,190)	(51,183)
Net deferred income tax (liabilities) assets	$(427,914)	$55,702	$4,149	$4,529	$(363,534)

Schedule of movement in valuation allowance for deferred income taxes
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Valuation allowance at beginning of period	$127,361	$72,000
(Decrease) increase of allowance to income tax provision	(22,503)	55,361
Valuation allowance at end of period	$104,858	$127,361